Document and Entity Information	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	PROOF Acquisition Corp I
Entity Central Index Key	0001853070
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false